Consolidated Balance Sheets (Parenthetical) $ in Thousands	Jun. 30, 2018 USD ($) shares	Jun. 30, 2018 ₪ / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 ₪ / shares
Statement of Financial Position [Abstract]
Net of allowances for doubtful accounts | $	$ 24		$ 9
Ordinary shares, par value per share | ₪ / shares		₪ 0.20		₪ 0.20
Ordinary shares, shares authorized	20,000,000		20,000,000
Ordinary shares, shares issued	13,677,357		13,446,007
Ordinary shares, shares outstanding	13,641,325		13,409,975